Provisions for legal proceedings, judicial deposits and contingent liabilities (Details 1) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Provisions For Legal Proceedings Judicial Deposits And Contingent Liabilities
Opening Balance	$ 2,833	$ 3,305
Additions, net of reversals	1,067	478
Use of provision	(989)	(730)
Revaluation of existing proceedings and interest charges	21	541
Others	(15)	16
Translation adjustment	333	(777)
Closing Balance	$ 3,250	$ 2,833